Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 29, 2012
Consolidation, Policy [Policy Text Block]	Principles of Consolidation: All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.
Fiscal Period, Policy [Policy Text Block]
Fiscal Year:

The Company’s fiscal year is a 52 or 53-week period ending on the Saturday closest to December 31. Fiscal years 2012 and 2011 were 52-week years that ended on December 29, 2012 and December 31, 2011, respectively.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain of the amounts and disclosures reflected in the consolidated financial statements.  Estimates are used when accounting for certain items such as the net realizable value of inventory, allowances for doubtful accounts and the recovery of deferred tax assets; determining the useful lives of property, plant and equipment and intangible assets; determining pension plan benefit obligations and assumptions pertaining to share-based compensation and business combinations.  Estimates are based on historical experience, where applicable, and assumptions that we believe are reasonable under the circumstances.  Due to the inherent uncertainty involved with such estimates, actual results may differ from those estimates, and such differences may be material to the financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Risk:

The Company’s financial instruments that are subject to concentrations of credit risk consist of cash and accounts receivable.

The Company places its cash deposits with a high credit quality financial institution.  Bank deposits may at times be in excess of the federal depository insurance limit.

Sales to United Technologies Corporation for 2012 and 2011 amounted to 35% and 34%, respectively, of the Company’s sales.  Sales to MTU Aero Engines for 2012 and 2011 amounted to 10% and 12%, respectively, of the Company’s sales.  The Company’s international sales for 2012 and 2011 amounted to 25%, and 31%, respectively, of the Company’s sales.  At December 29, 2012 the Company had $9,100 or 39%, and $1,859 or 8% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  At December 31, 2011 the Company had $8,146 or 45%, and $2,032 or 11% of its accounts receivable due from United Technologies Corporation and MTU Aero Engines, respectively.  The Company reviews a customer’s credit history before extending credit and typically does not require collateral.  The Company establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.  Such losses have been within management’s expectations.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:

The Company defines cash equivalents as highly liquid instruments with maturities of three months or less at the time of purchase.  The Company had no cash equivalents at December 29, 2012 and December 31, 2011.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition:

Sales are recorded when all criteria for revenue recognition have been satisfied, which is generally when goods are shipped to the Company’s customers.  Product revenue is recognized in the period when persuasive evidence of an arrangement with a customer exists, the products are shipped and title has transferred to the customer, the price is fixed or determined and collection is probable.  The Company defers revenue recognition on certain product shipments until customer acceptance, including inspection and installation requirements, as defined, are achieved.  The Company has entered into long-term contracts with certain customers.  The Company evaluates revenue arrangements with potential multi-element deliverables to determine if there is more than one unit of accounting. A deliverable constitutes a separate unit of accounting when it has standalone value and there are no customer-negotiated refund or return rights for the undelivered elements. The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or best estimate of selling price (“BESP”) if neither VSOE or TPE is available.

The Company enters into arrangements containing multiple elements which may include a combination of tooling, and production units. The Company has determined that the tooling and the production units represent one unit of accounting, based on an assessment of the respective standalone value. When possible, revenue is allocated to the elements based on VSOE or TPE for each element. For arrangements where VSOE or TPE cannot be established, the Company uses BESP for the allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would typically transact a standalone sale of the product or service. BESP is determined by considering a number of factors including the Company’s pricing policies, internal costs and gross margin objectives, current market conditions, information gathered from experience in customer negotiations and the competitive landscape. The Company defers revenue recognition for the tooling until completion of the final shipment. Recognition generally takes place within six to twenty four months of the initiation of the arrangement. Revenue for the production units is recognized upon shipment, as for product revenue summarized above. The Company follows all of the requirements of accounting principles generally accepted in the United States of America with regards to bill and hold transactions.  During each of the years ended December 29, 2012 and December 31, 2011, the Company sold approximately $5,000 worth of product to its customers under bill and hold transactions.  The Company’s bill and hold arrangements are almost entirely with one large overseas customer who is delivering the parts on one jet engine program to a customer in the United States.  For all requested bill and hold arrangements, we make an evaluation as to whether the bill and hold arrangement qualifies for revenue recognition as follows:

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The risks of ownership have passed to the customer.  The customer must provide a signed letter upon which the customer specifically states and acknowledges that the risks of ownership have passed to the customer.  If the arrangement qualifies as a bill and hold arrangement and it is granted, the customer’s property is segregated and considered covered under the Company’s insurance policy as “property of others”.

•	The customer has made a fixed commitment to purchase in written documentation. All customers’ orders are through firm written purchase orders.

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The customer requests that the transaction be on a bill and hold basis.  A customer must initiate the request for any bill and hold arrangement.  Upon a request for a bill and hold, the Company requires a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement. Upon receipt of the letter, the Company begins its evaluation process to determine whether a bill and hold arrangement can be granted.

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The customer has a substantial business purpose for the request.  The Company receives a signed letter from the customer upon which the customer specifically requests the bill and hold arrangement and states a substantial business purpose for doing so.

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There is a fixed schedule for delivery which is reasonable and consistent with the customer’s business purpose.  The customer provides instructions containing delivery schedules and instructions which appear to be reasonable and consistent with the customer’s business purpose.  Actual shipping dates have been consistent with customer instructions.

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There are no further performance obligations. Internally, the Company determines by a review of the job and review with a project manager as to whether the goods are complete.  Additionally, the customer’s letter acknowledges that there are no further performance obligations.

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The goods are segregated from other inventory and are not available to fill any other customers’ orders.  All goods are manufactured to a customer’s order and accordingly each piece or “lot” is accompanied by paperwork (a routing sheet) that identifies the piece to a particular customer order and in some cases, by serial numbers on each part.  Once a bill and hold arrangement is granted, the goods are physically segregated, with the accompanying routing sheets, from other parts.  Also, the Company’s goods are made to customers’ or their customer’s specifications and could not be sold to others.

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The product is complete and ready for shipment. The earnings process is complete.  An internal evaluation is made as to whether the product is complete and ready for shipment. This involves a review of the purchase order and a completed inspection process by the Company’s quality control department.

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The date is determined by which the seller expects payment and the seller has not modified its normal billing and credit terms for this buyer.  No modification is made to the billing and credit terms for bill and hold arrangements.  Credit terms are established with each customer.  Payment is expected as if the goods had been shipped.  Payment terms are confirmed with the customers and payment is expected according to normal terms for that customer.  The credit terms granted for a customer’s bill and hold arrangement are no different than that customer’s normal terms.

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The seller’s past experience with and pattern of bill and hold transactions is considered.  The Company has a long history of bill and hold transactions.  The Company’s past experiences with bill and hold transactions are consistent with the Company’s current practices and experiences.

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The buyer has the expected risk of loss in the event of a decline in the market value of goods.  All goods are made to firm purchase orders with fixed prices.  Any decline in value would not affect the pricing of the goods.  The Company has not at any point, agreed to a price reduction on a bill and hold arrangement.

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Extended procedures are necessary in order to assure that there are no exceptions to the buyer’s commitment to accept and pay for the goods sold (i.e., that the business reasons for the bill and hold have not introduced a contingency to the buyer’s commitment).  The Company evaluates the customer’s commitment to accept and pay for the goods upon a request for a bill and hold arrangement. The Company evaluates their customer’s financial condition on a regular basis along with the business reasons for any buyer’s request for bill and hold arrangements.

Receivables, Policy [Policy Text Block]
Accounts receivable:

Accounts receivable are recorded at the aggregate unpaid amount less any allowance for doubtful accounts. The allowance is based on historical bad debt experience and the specific identification of accounts deemed uncollectible. The Company determines an account receivable’s delinquency status based on its contractual terms. Interest is not charged on outstanding balances. Accounts are written-off only when all methods of recovery have been exhausted. The Company controls credit risk through initial credit evaluations and approvals, credit limits, and monitoring procedures. The Company performs ongoing credit evaluations of customers, but does not require collateral to secure accounts receivable.

Sales Tax, [Policy Text Block]	Taxes Collected from Customers: Sales taxes collected from customers are not considered revenue and are included in accrued expenses until remitted to the taxing authorities.
Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs:

Outbound shipping and handling costs are included in cost of sales in the accompanying consolidated statements of comprehensive income. These costs were $893 and $983 for the years ended December 29, 2012 and December 31, 2011, respectively.

Derivatives, Policy [Policy Text Block]
Derivatives:

Derivatives are recorded at their fair value as of the balance sheet date. If a derivative qualifies for “hedge accounting” under accounting principles generally accepted in the United States of America (“U.S. GAAP”) and has been designated as a hedge. The Company records the “effectively hedged” portion, as defined by U.S. GAAP, of changes in such derivatives’ fair value in accumulated other comprehensive loss, which is a component of our stockholders’ equity. The Company records (i) ineffectively hedged portions of such changes in fair value or (ii) changes in the fair value of derivatives not designated as a hedge in our consolidated statement of income in the period the change occurred.

On the consolidated statements of cash flows, cash flows from derivative instruments accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

Inventory, Policy [Policy Text Block]
Inventories:

Inventories are stated at the lower of cost (first-in, first-out method) or net realizable value. Fixed production overhead is allocated to the inventory cost per unit based on the normal capacity of the production facilities.  Abnormal production costs including fixed cost variances from normal production capacity, if any, are charged to cost of sales in the period incurred.  Provisions for slow moving and obsolete inventory are provided based on historical experience and product demand.  As of December 29, 2012 and December 31, 2011, inventories consist of the following:

	December 29, 2012	December 31, 2011

Raw materials	$2,450	$2,865
Work-in-progress	19,008	15,185
Finished goods	2,492	2,185
	$23,950	$20,235

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets:

Property, plant and equipment are carried at cost less accumulated depreciation.  Depreciation is computed under the straight-line method over the estimated useful lives of three to twelve years for machinery and equipment and 25 years for buildings and improvements.  Long-lived assets, such property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Such reviews are based on a comparison of the asset’s undiscounted cash flows to the recorded carrying value for the asset. If the asset’s recorded carrying value exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset, the asset is written-down to its estimated fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined. In the event of an impairment charge, the identifiable assets’ post-impairment carrying value will continue to be amortized or depreciated over their useful lives and be reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.  No event has occurred that would suggest any impact on the value of long-lived assets.  Depreciation expense was $3,630 and $2,861 for the fiscal years ended 2012 and 2011, respectively.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets:

Intangible assets are amortized over their estimated useful lives.  Costs associated with renewing or extending the terms associated with intangible assets such as trademarks, tradenames and domain names are expensed as incurred.  Costs to third parties that are related to internally developing or successfully defending an intangible asset are capitalized as part of the intangible asset developed or defended and amortized over that asset’s useful life. The useful lives used for amortization of intangible assets are as follows:

Useful life
Purchased customer relationships	10 years (1)

(1)	Customer relationships are deemed to have a 10 year life based on EBTEC’s retention history.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill and Other Indefinite Lived Assets:

Goodwill represents costs in excess of fair values assigned to the assets acquired and liabilities assumed of the acquired businesses. Goodwill and certain intangible assets, such as trademarks and tradenames, deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are subject to annual impairment testing at the reporting unit level,as of June 1 and, if conditions warrant, interim reviews using the guidance and criteria described in the Intangibles – Goodwill and Other Topic of the FASB ASC 350 and 360. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value.  Impairment charges, if any, are recorded in the period in which the impairment is determined.

Income Tax, Policy [Policy Text Block]
Income Taxes:

Deferred tax assets or liabilities are computed based on the difference between financial reporting and income tax bases of assets and liabilities using the enacted marginal tax rates that are expected to be in effect when the temporary differences are expected to reverse.  Additionally, deferred tax assets and liabilities are separated into current and non-current amounts based on the classification of the related assets and liabilities for financial reporting purposes or the expected reversal.  Deferred income tax expenses or benefits are based on the changes in the deferred tax assets and liabilities from period-to-period.

The Company will only recognize a deferred tax asset when, based upon available evidence, realization is “more-likely-than-not”.  In making this determination, the Company has considered both available positive and negative evidence including, but not limited to, cumulative losses in recent years, future taxable income and prudent and feasible tax planning strategies.  At present, the Company has concluded that it is more likely than not that the Company will realize all of its deferred tax assets.  Valuation allowances related to deferred tax assets can also be impacted by changes to tax laws, changes to statutory tax rates and future taxable income levels. In the event the Company were to determine that it would not be able to realize all or a portion of its deferred tax assets in the future, it would record a valuation allowance through a charge to income in the period in which that determination is made.

The provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10 address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  The Company may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.  The Company has determined that it has no uncertain tax positions.  Additionally, the Company accrues interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense.

Earnings Per Share, Policy [Policy Text Block]
Net Income Per Share:

Basic earnings per common share is based on the average number of common shares outstanding during the year.  Diluted earnings per common share assumes, in addition to the above, a dilutive effect of common share equivalents during the year.  Common share equivalents represent dilutive stock options using the treasury method, which results in the inclusion of common shares in an amount less than the options exercised.  The number of shares used in the earnings per common share computation for fiscal 2012 and 2011 are as follows:

Basic:	2012	2011
Net income	$5,871	$3,550
Weighted average common shares outstanding	5,174	4,959
Basic income per common share	$1.13	$0.72

Diluted:
Weighted average common shares outstanding	5,174	4,959
Dilutive effect of stock options	472	278
Weighted average common shares diluted	5,646	5,237
Diluted income per share	$1.04	$0.68
Anti–dilutive options excluded (1)	12	168

(1)	Anti-dilutive because exercise price exceeds average trading price for the period.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss):

Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting shareholders’ equity that, under accounting principles generally accepted in the United States of America, are excluded from net income (loss).  For the Company, comprehensive income (loss) consists of gains and losses related to the Company’s defined benefit pension plan and unrealized losses on established cash flow hedges.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:

The Company accounts for share-based compensation in accordance with FASB ASC Topic 718, Compensation – Stock Compensation, which establishes accounting for equity instruments exchanged for employee services.  Accordingly, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant). The majority of the Company’s share-based compensation arrangements vest over three years.  The Company expenses its share-based compensation under the straight-line method.

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of stock option awards.  The Company uses the simplified method for purposes of determining the expected life of option grants due to a lack of adequate historical exercise data providing a reasonable basis upon which to estimate the expected life.  On December 2, 2007, the Company changed the terms of its prospective stock option grants from 10 years to 5 years.  Further, options granted on December 2, 2007, were out-of-the-money until a just year before expiration making these options unreliable as historical exercise data.  Options next granted in December 2008, became fully vested in December 2011 and will not expire until December 2013.  Therefore, the Company continues to believe that at December 29, 2013, it does not have adequate historic information to properly estimate the expected life of stock options and as such, it believes that the use of the simplified method in 2012 remained appropriate. The simplified method calculates an estimated life of 3.5 years for option grants with terms of 5 years.  For future stock option grants, the Company will reevaluate whether it then has sufficient history to estimate expected life and if so will use its historical data to calculate the expected life.

Segment Reporting, Policy [Policy Text Block]
Segment Information:

The Company follows the provisions of ASC 280, Segment Reporting, which establishes standards for the way public business enterprises report information and operating segments in annual financial statements and requires reporting of selected information in financial reports.  The Company’s operations for the periods presented herein are classified in two segments, Aerospace and Industrial.  The segments are determined based on the management of the businesses by the Company’s Chief Operating Decision Maker (see Note 13).

Pension and Other Postretirement Plans, Policy [Policy Text Block]
Pension:

The Company accounts for postemployment benefits in accordance with FASB ASC Topic 715, Compensation-Retirement Benefits.  The Company recognizes the overfunded or underfunded status of the Company’s defined benefit pension plan.  Actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards are recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost. The Company uses its fiscal year-end as the measurement date for its pension plan assets and the benefit obligation.  In 1993, the Company elected to curtail the Plan.  See Note 10.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements:

The Company accounts for certain financial assets at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use when pricing an asset or liability. A three-level hierarchy is used to show the extent and levels used to estimate fair value measurement.

Level 1  Inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 2   Inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals.

Level 3  Inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Business Combinations Policy [Policy Text Block]
Business Combinations:

The Company uses the “acquisition method” to account for all business combinations. All acquisitions are reviewed to determine if they constitute a “business” under U.S. GAAP. All identifiable assets and liabilities of an acquired business are recorded at their fair values as of the date we obtain control of the business. The fair values of identifiable assets and liabilities are estimated using a variety of approaches allowed under U.S. GAAP, including appraisals and present value techniques. Any excess of the consideration paid to acquire the business over the fair values of the acquired and identifiable tangible and intangible assets and liabilities is recorded as goodwill.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements:

The FASB has issued Accounting Standards Update (ASU) No. 2012-02, Intangibles--Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU states that an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles--Goodwill and Other, General Intangibles Other than Goodwill. The amendments in this ASU are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.

The Company will be adopting new accounting guidance related to disclosures about offsetting assets and liabilities beginning December 30, 2012. The new accounting guidance amends ASC 210, Balance Sheet, to converge the presentation of offsetting assets and liabilities between U.S. GAAP and International Financial Reporting Standards (“IFRS”) and requires entities disclose both gross information and new information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption of this new guidance will require additional disclosures related to offsetting assets and liabilities, if any, but will not materially impact the Company’s financial position or results of operations.